ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2023	2022
Due to buyer of KAG arising from disposal of KAG (Note 4)	$4,158	$—
Loan payable (1)	211	3,000
Accrued professional fee	587	2,215
Individual income tax payable	2,207	2,207
Used car services payables	284	419
Other taxes payable	135	181
Others	1,321	1,357
Total	$8,903	$9,379
(1)	Loans payable

As of December 31, 2022, the balance of loans payable consisted of the following:

Lender	Interest rate	Issuance Date	Maturity Date	December 31, 2022
Scytech Limited	0%	On September 21, 2022	December 31, 2023	$2,700
CPL Yellow stones Limited	5% per annum	On December 21, 2022	March 31, 2023	$200
Yunfeiyang Limited	5% per annum	On December 21, 2022	March 31, 2023	$100

The interest-free loan from Scytech Limited was as working capital for Zhejiang Taohaoche and collateralized by the net assets of Zhejiang Taohaoche. CPL Yellow stones Limited and Yunfeiyang Limited are the shareholders of the Company. During the year ended December 31, 2023, the Company repaid the loans on maturity dates.

As of December 31, 2023, the balance of loans payable consisted of the following:

				December 31,
Lender	Interest rate	Issuance Date	Maturity Date	2023
Shanghai Wuxia Jindongxue Technology Co., Ltd.	0%	On August 29, 2023	Payable on demand	$211

The loan due to Shanghai Wuxia Jindongxue Technology Co., Ltd. was an interest-free loan borrowed to support working capital of the Company.